Exhibit 99.1
Ford Credit Auto Lease Trust 2020-A
Monthly Investor Report

Transaction Month	21	Payment Date	October 15, 2021
Collection Period	September, 2021

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-231819-04 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.

I. SUMMARY

		Initial	Beginning of Period Balance	End of Period Balance	End of Period Factor
2020-A Reference Pool Balance		$1,248,469,217.26	$589,546,739.11	$544,117,492.40	0.4358277
Total Note Balance		$1,108,600,000.00	$418,506,456.35	$373,077,209.64	0.3365300

Total Overcollateralization		$139,869,217.26	$171,040,282.76	$171,040,282.76

2020-A Exchange Note Balance		$1,142,886,597.94	$454,834,934.74	$409,405,688.03	0.3582207
2020-A Exchange Note Overcollateralization		$105,582,619.32	$134,711,804.37	$134,711,804.37

Overcollateralization			Beginning of Period	End of Period
2020-A Reference Pool Balance as a % of Total Note Balance			140.87%	145.85%
2020-A Reference Pool Balance as a % of 2020-A Exchange Note Balance			129.62%	132.90%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	1.72753%	$190,000,000.00	$0.00	$0.00	0.0000000
Class A-2 Notes	1.80000%	$382,000,000.00	$0.00	$0.00	0.0000000
Class A-3 Notes	1.85000%	$353,000,000.00	$234,906,456.35	$189,477,209.64	0.5367626
Class A-4 Notes	1.88000%	$75,000,000.00	$75,000,000.00	$75,000,000.00	1.0000000
Class B Notes	2.05000%	$56,200,000.00	$56,200,000.00	$56,200,000.00	1.0000000
Class C Notes	2.25000%	$52,400,000.00	$52,400,000.00	$52,400,000.00	1.0000000

Total		$1,108,600,000.00	$418,506,456.35	$373,077,209.64	0.3365300

	Principal Payments		Interest Payments		Total Payments
	Actual	per $1000 Face	Actual	per $1000 Face	Actual	per $1000 Face
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$45,429,246.71	$128.69	$362,147.45	$1.03	$45,791,394.16	$129.72
Class A-4 Notes	$0.00	$0.00	$117,500.00	$1.57	$117,500.00	$1.57
Class B Notes	$0.00	$0.00	$96,008.33	$1.71	$96,008.33	$1.71
Class C Notes	$0.00	$0.00	$98,250.00	$1.88	$98,250.00	$1.88

Total	$45,429,246.71	$40.98	$673,905.78	$0.61	$46,103,152.49	$41.59

II. POOL INFORMATION

2020-A Reference Pool Balance	Lease Balance*	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$688,799,363.16	$589,546,739.11	$506,227,683.97
Change	$(54,564,347.24)	$(45,429,246.71)	$(34,248,520.94)
End of Period	$634,235,015.92	$544,117,492.40	$471,979,163.03
Residual Portion of Securitization Value as % of Securitization Value at end of period			86.74%

	At Cutoff Date	Terminations in Prior Period	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	50,436	22,327	28,109	2,041	26,068

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity in Months**				7.6	7.0

Ford Credit Auto Lease Trust 2020-A
Monthly Investor Report

Transaction Month	21	Payment Date	October 15, 2021
Collection Period	September, 2021

Delinquent Leases
		Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent		105	$2,102,393.42	0.39%
61 - 90 Days Delinquent		13	$252,826.91	0.05%
91- 120 Days Delinquent		0	$0.00	0.00%
Over 120 Days Delinquent		0	$0.00	0.00%
Total Delinquent Leases		118	$2,355,220.33	0.43%

Delinquency Trigger (61+ Delinquent Leases)

Transaction Month	Trigger
1-12	0.30%
13+	0.40%
61+ Delinquent Leases Balance to EOP Pool Balance				0.0465%
Delinquency Trigger Occurred				No

Payment Extensions Granted in the Current Collection Period
		Number of Leases***	Securitization Value
1 Month Extended		26	$541,199.93
2 Months Extended		24	$543,387.00
3+ Months Extended		16	$257,440.27
Total		66	$1,342,027.20

		Current Period	Cumulative
Prepayment Speed		-1.86%	0.45%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTION

Collections
Base monthly Payments (Rent)				$10,947,501.52
plus: Payoffs				$33,268,516.32
plus: Other (including extension fees, excess charges, etc.)				$793,804.32
minus: Payaheads				$(375,694.23)
plus: Payahead Draws				$627,928.77
plus: Advances				$403,005.54
minus: Advance Reimbursement Amounts				$(544,563.88)
plus: Administrative Reallocation Amounts				$0.00
plus: Net Sale Proceeds				$13,863,977.17
plus: Recoveries				$190,526.66
Total Collections				$59,175,002.19

Reserve Account Draw Amount				$0.00

Total Collections Plus Reserve Account Draw Amount				$59,175,002.19

Exchange Note Distributions
	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$491,288.95	$491,288.95	$58,683,713.24	$0.00
2020-A Exchange Note Interest Payment	$856,605.79	$856,605.79	$57,827,107.45	$0.00
Shortfall Payment (to cover Notes)	$0.00	$0.00	$57,827,107.45	$0.00
Reserve Account Deposit	$0.00	$0.00	$57,827,107.45	$0.00
2020-A Exchange Note Principal Payment	$45,429,246.71	$45,429,246.71	$12,397,860.74	$0.00
Shared Amounts	$0.00	$0.00	$12,397,860.74	$0.00
Excess Exchange Note Amounts	$12,397,860.74	$12,397,860.74	$0.00	$0.00
Total	$59,175,002.19	$59,175,002.19	$0.00	$0.00

Ford Credit Auto Lease Trust 2020-A
Monthly Investor Report

Transaction Month	21	Payment Date	October 15, 2021
Collection Period	September, 2021

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2020-A Exchange Note Interest Payment				$856,605.79
2020-A Exchange Note Principal Payment				$45,429,246.71
Shortfall Payment (to cover Notes)				$0.00
Excess Exchange Note Amounts				$12,397,860.74

Total				$58,683,713.24

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$58,683,713.24	$0.00
Administration Fee	$3,487.55	$3,487.55	$58,680,225.69	$0.00
Class A-1 Interest	$0.00	$0.00	$58,680,225.69	$0.00
Class A-2 Interest	$0.00	$0.00	$58,680,225.69	$0.00
Class A-3 Interest	$362,147.45	$362,147.45	$58,318,078.24	$0.00
Class A-4 Interest	$117,500.00	$117,500.00	$58,200,578.24	$0.00

Total Class A Interest	$479,647.45	$479,647.45
First Priority Principal Payment	$0.00	$0.00	$58,200,578.24
Class B Interest	$96,008.33	$96,008.33	$58,104,569.91	$0.00
Second Priority Principal Payment	$0.00	$0.00	$58,104,569.91
Class C Interest	$98,250.00	$98,250.00	$58,006,319.91	$0.00
Specified Reserve Deposit	$0.00	$0.00	$58,006,319.91	$0.00
Regular Principal Payment	$45,429,246.71	$45,429,246.71	$12,577,073.20	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$12,577,073.20	$0.00
Remaining Funds to Holder of Residual Interest	$12,577,073.20	$12,577,073.20	$0.00	$0.00
Total	$58,683,713.24	$58,683,713.24	$0.00	$0.00

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance				$3,299,838.73
plus: Additional Advances				$403,005.54
minus: Advance Reimbursement Amounts				$(544,563.88)
End of Period Advance Balance				$3,158,280.39

Payaheads
Beginning of Period Payahead Balance				$1,515,664.67
plus: Additional Payaheads				$375,694.23
minus: Payahead Draws				$(627,928.77)
End of Period Payahead Balance				$1,263,430.13

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance				$12,484,692.17
minus: Reserve Account Draw				$0.00
plus: Reserve Deposit from Exchange Note Distributions				$0.00
plus: Reserve Deposit from Note Distributions				$0.00
End of Period Reserve Account Balance				$12,484,692.17
Memo: Required Reserve Amount				$12,484,692.17

VII. OVERCOLLATERALIZATION INFORMATION
Targeted Overcollateralization Amount				$171,040,282.76
Actual Overcollateralization Amount (EOP Pool Balance- EOP Note Balance)				171,040,282.76

Ford Credit Auto Lease Trust 2020-A
Monthly Investor Report

Transaction Month	21	Payment Date	October 15, 2021
Collection Period	September, 2021

VIII. LEASE TERMINATIONS
	Number of Leases		Securitization Value
Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Early Terminations	482	7,556	$10,315,315.53	$166,152,009.15
Standard Terminations	1,040	6,963	$18,658,595.65	$124,811,349.75
Total Retained	1,522	14,519	$28,973,911.18	$290,963,358.90

Returned Vehicles
Early Terminations	25	2,149	$480,536.66	$40,335,484.98
Standard Terminations	450	7,219	$8,352,477.64	$123,872,476.70
Total Returned	475	9,368	$8,833,014.30	$164,207,961.68

Charged Off / Repossessed Vehicles	5	226	$102,433.47	$4,778,363.79
Removals by Servicer and Other	39	255	$787,637.21	$4,821,236.93
Total Terminations	2,041	24,368	$38,696,996.16	$464,770,921.30

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	2,683	21,625	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			23.27%	38.44%
Early Termination Rate (Early Terminations / Total Terminations)			24.84%	39.83%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

IX. GAIN (LOSS) CALCULATIONS	Number of Leases		Gain (Loss)
	Current Period	Cumulative	Current Period	Cumulative
Gain (Loss) on Retained Vehicles
Customer Payments			$33,949,172.58
plus: Payahead draws			$367,433.76
minus: Unreimbursed Advances			$(167,328.94)
minus: Securitization Value of Retained Vehicles			$(28,973,911.18)
Total	1,522	14,519	$5,175,366.22	$50,064,858.28
Gain (Loss) Per Retained Vehicle			$3,400.37	$3,448.23

Gain (Loss) on Returned Vehicles
Customer Payments			$300,625.11
plus: Net Sale Proceeds			$13,642,236.24
plus: Payahead Draws			$16,237.67
minus: Unreimbursed Advances			$(47,478.48)
minus: Securitization Value of Returned Vehicles			$(8,833,014.30)
Total	475	9,368	$5,078,606.24	$59,010,267.91
Gain (Loss) Per Returned Vehicle			$10,691.80	$6,299.13

Credit Gain (Loss) Charged Off / Repo Vehicles	5	226	$(22,024.91)	$(1,284,871.50)
Credit Gain (Loss) Per Charged Off / Repo Vehicle			$(4,404.98)	$(5,685.27)
Recoveries			$255,640.02	$2,589,286.24

Total Gain (Loss)	2,002	24,113	$10,487,587.57	$110,379,540.93
Average Gain (Loss) on all Retained, Returned and Repo Vehicles			$5,238.56	$4,577.59

Removals by Servicer and Other	39	255

Note: There is no Gain or Loss on Removals

Memo: Residual Gain (Loss) on Returned Vehicles
Net Sale Proceeds			$13,642,236.24
plus: Excess Wear and Use and Excess Mileage Assessed			$151,377.85
minus: Residual Portion of Securitization Value			$(8,738,638.42)
Total	475	9,368	$5,054,975.67	$60,283,091.70
Residual Gain (Loss) Per Returned Vehicle			$10,642.05	$6,435.00

Ford Credit Auto Lease Trust 2020-A
Monthly Investor Report

Transaction Month	21	Payment Date	October 15, 2021
Collection Period	September, 2021

Prior and Current Collection Periods Average Gain (Loss)	Percent
Ratio of Total Gain (Loss) to the Average Pool Balance (annualized)
Third Prior Collection Period	22.02%
Second Prior Collection Period	18.27%
Prior Collection Period	18.78%
Current Collection Period	22.20%
Four Month Average (Current and Prior Three Collection Periods)	20.32%

Ratio of Cumulative Total Gain (Loss) for all Collection Periods to Initial Pool Balance	8.84%

X. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer

*Lease Balance is calculated similar to Securitization Value, but present values the base monthly payments and contract lease end value at the contract lease factor, without considering the base residual value or minimum discount rate.
**The Weighted Average is calculated based on Securitization Value.
***Excludes leases that were extended and closed accounts during the Collection Period.